Post-retirement benefits - Summary of main assumptions rate for valuations of plans (Detail)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [Line Items]
Assumption for the consumer price index	2.50%	2.70%
Canada
Disclosure of defined benefit plans [Line Items]
Discount rate	4.60%	5.00%
Long-term inflation	1.90%	2.10%
Rate of increase in pensions	0.20%	0.50%
UK
Disclosure of defined benefit plans [Line Items]
Discount rate	4.50%	4.90%
Long-term inflation	3.10%	3.30%
Rate of increase in pensions	2.60%	2.80%
US
Disclosure of defined benefit plans [Line Items]
Discount rate	4.80%	5.30%
Long-term inflation	2.20%	2.40%
Rate of increase in pensions	0.00%	0.00%
Switzerland
Disclosure of defined benefit plans [Line Items]
Discount rate	1.50%	2.30%
Long-term inflation	1.20%	1.20%
Rate of increase in pensions	2.30%	3.40%